Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2013
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date fair value
	Nonvested Stock	Weighted Average Grant Date Market Price
At December 31, 2011	833,074	$ 15.64
Granted	373,000	7.31
Vested	(194,087)	25.73
Forfeited	(16,835)	21.60
At December 31, 2012	995,152	10.44
Granted	695,000	6.40
Vested	(116,671)	12.34
Forfeited	(4,379)	7.31
At December 31, 2013	1,569,102	$ 8.52

Schedule of unrecognized compensation cost
Amount
2014	$ 2,862
2015	1,210
2016	$ 332
$ 4,404